Right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Right-of-use assets and lease liabilities

13.	Right-of-use assets and lease liabilities:

The continuity of the right-of-use assets as of June 30, 2026 and 2025 is as follows:

Right-of-use asset	Office	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$561	$33	$11,663	$12,257
Additions	126	81	324	531
Change in asset retirement cost	-	-	38	38
Modifications	27	-	-	27
Foreign currency impact	-	-	11	11
Balance, June 30, 2026	$714	$114	$12,036	$12,864

Accumulated Depreciation:
Balance, June 30, 2025	$202	$8	$770	$980
Depreciation	171	28	1,095	1,294
Balance, June 30, 2026	$373	$36	$1,865	$2,274
Net Book Value, June 30, 2026	$341	$78	$10,171	$10,590

Right-of-use asset	Office	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$314	$-	$947	$1,261
Addition from acquisition (note 19)	-	-	8,168	8,168
Additions – asset retirement cost	-	-	123	123
Additions	-	33	-	33
Adjustment (note 2(e)(ii))	264	-	2,425	2,689
Modifications	(17)	-	-	(17)
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$561	$33	$11,663	$12,257

Accumulated Depreciation:
Balance, June 30, 2024	$124	$-	$52	$176
Modifications	(5)	-	-	(5)
Depreciation	83	8	718	809
Balance, June 30, 2025	$202	$8	$770	$980
Net Book Value, June 30, 2025 (Restated – note 2(e)(ii))	$359	$25	$10,893	$11,277

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

13.	Right-of-use assets and lease liabilities (continued):

IPP facilities depreciation expense of $1,095, $718 and $52 was recorded in cost of goods sold for the years ended June 30, 2026, 2025 and 2024, respectively. The remaining depreciation expense of $199, $91 and $71 for those years, respectively, was recorded under operating expenses.

The continuity of the lease liabilities as of June 30, 2026 and 2025 is as follows:

Lease liabilities	Office	Vehicle	IPP facilities	Total
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$378	$25	$8,068	$8,471
Additions	126	81	324	531
Modifications	(3)	-	-	(3)
Payments	(198)	(28)	(883)	(1,109)
Foreign currency impact	-	-	20	20
Interest accretion	59	3	450	512
Balance, June 30, 2026	$362	$81	$7,979	$8,422
Current	125	42	1,191	1,358
Non-current	237	39	6,788	7,064
Balance, June 30, 2026	$362	$81	$7,979	$8,422

Lease liabilities	Office	Vehicle	IPP facilities	Total
Balance, June 30, 2024	$230	$-	$912	$1,142
Additions from acquisition (note 19)	-	-	7,043	7,043
Additions	-	33	-	33
Additions adjustment (note 2(e)(ii))	264	-	526	790
Modifications	(17)	-	-	(17)
Payments	(114)	(10)	(857)	(981)
Interest accretion	15	2	444	461
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$378	$25	$8,068	$8,471
Current (Restated – note 2(e)(ii))	100	11	894	1,005
Non-current (Restated – note 2(e)(ii))	278	14	7,174	7,466
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$378	$25	$8,068	$8,471

The maturity analysis of the Company’s contractual undiscounted lease liabilities as of June 30, 2026 is as follows:

July 1, 2026 – June 30, 2027	$1,520
July 1, 2027 – June 30, 2028	1,093
July 1, 2028 – June 30, 2029	1,067
July 1, 2029 – June 30, 2030	934
July 1, 2030 onward	6,458
Total	$11,072

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024